Provision (Benefit) Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
State	$ 2	$ 11	$ 3
Foreign	(22)	26	32
Total	(20)	37	35
Deferred:
State	15	0	0
Foreign	35	5	11
Total	50	5	11
Provision (benefit) for income taxes	$ 30	$ 42	$ 46